Investment In Affiliates (Details Textual) (USD $)	12 Months Ended						1 Months Ended			1 Months Ended						3 Months Ended						12 Months Ended
	Dec. 31, 2011 sqft	Dec. 31, 2010 sqft	Dec. 31, 2009 sqft	Dec. 29, 2011	Nov. 10, 2011	Dec. 29, 2010	Nov. 30, 2011 First Potomac Realty Trust [Member]	Dec. 31, 2011 Metro Place III & IV [Member]	Nov. 18, 2011 Metro Place III & IV [Member]	Nov. 30, 2011 Metro Place III and IV in Fairfax, Virginia [Member]	Oct. 31, 2010 1750 H Street, NW [Member]	Dec. 31, 2011 1750 H Street, NW [Member]	Oct. 28, 2011 1750 H Street, NW [Member]	Dec. 31, 2010 1750 H Street, NW [Member]	Oct. 28, 2010 1750 H Street, NW [Member]	Sep. 30, 2011 Aviation Business Park [Member]	Dec. 31, 2011 Aviation Business Park [Member]	Dec. 29, 2011 Aviation Business Park [Member]	Dec. 31, 2010 Aviation Business Park [Member]	Dec. 31, 2011 Rivers Park I and II [Member]	Dec. 31, 2010 Rivers Park I and II [Member]	Dec. 31, 2011 1200 17th Street, NW [Member] sqft
Investment in Affiliates (Textual) [Abstract]
Ownership Interest								51.00%	51.00%			50.00%		50.00%	50.00%		50.00%	50.00%	50.00%	25.00%	25.00%	95.00%
Loans Assumed							$ 26,000,000			$ 51,000,000	$ 31,400,000
Mortgage debt, aggregate fair value	14,700,000			153,500,000					53,600,000				65,000,000									39,600,000
Percentage of purchase price funded by AEW Capital Management, L.P.													50.00%
Mortgage loans	30,000,000	110,000,000			50,000,000											10,600,000
Cash used to acquire first mortgage loan collateralized by Aviation Business Park																8,000,000
Fair value at acquisition date recognized on the joint venture that is a contingent consideration related to expected payments due to meeting certain leasing hurdles under the terms of a fee agreement with the former owner																		126,000
Contingent consideration which the Company remains liable in the event of default by the joint venture																	63,000
Contingent consideration liability, percentage						50.00%
Area of land parcel	991,604	1,493,381	12,065,591																			85,000
Economic interest in acquired property through consolidated joint venture																						95.00%
Mortgage loan issued																						20,000,000
Square footage of class A office building																						170,000
Fees from joint ventures	$ 600,000	$ 200,000	$ 300,000